TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Profit Before Income Tax Expense (Benefit) Included In The Statement Of Operations
Profit before tax and income tax expense (benefit) included in the consolidated statements of comprehensive income:

	Year ended December 31,
	2015	2014	2013
	US Dollars in thousands

Profit (loss) before income tax expense:
Israel	1,038	(483)	782
Foreign jurisdictions	206	(738)	24
	1,244	(1,221)	806

Current tax expense (benefit):
Israel	(3)	-	(41)
Foreign jurisdictions	72	19	78

	69	19	37

Deferred taxes:
Israel	149	1,581	(3,079)
Foreign jurisdictions	-	34	67
	149	1,615	(3,012)

Income tax expense (benefit)	218	1,634	(2,975)

Reconciliation Of The Theoretical Income Tax Expense To The Actual Income Tax Expense
A reconciliation of the theoretical income tax expense (benefit), assuming all income is taxable at the statutory rates applicable in Israel, and the actual income tax expense, is as follows:

	Year ended December 31,
	2015	2014	2013
	US Dollars in thousands

Profit (loss) before income tax expense (benefit) as reported in the consolidated statements of comprehensive income	1,244	(1,221)	806

Statutory tax rates	26.5%	26.5%	25%

Theoretical tax expense calculated	330	(324)	202

Other	36	182	(118)
Changed in liability for undistributed income of subsidiaries	38	29	132
Change in valuation allowance	(92)	1,724	(2,540)
Adjustment to net loss carryforward	-	-	142
Change in effective corporate tax rates	-	-	(757)
Tax benefit arising from "Beneficiating and Preferred enterprises" (*)	(109)	40	(70)
Foreign tax rate differential in subsidiaries	15	(17)	34

Total	(112)	1,958	(3,177)

Income tax expense (benefit)	218	1,634	(2,975)

Deferred Tax Assets And Liabilities
Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and such amounts for income tax purposes.  Significant components of the Company's deferred tax liabilities and assets are as follows:

	December 31,
	2015	2014
	US Dollars in thousands

Deferred tax assets:

Net operating loss carryforwards (in Israel)	2,350	2,532
Net operating loss carryforwards (outside Israel)	492	530
Capital loss carryforwards (in Israel)	1,110	1,113
Severance benefits	27	29
Provision for vacation pay	200	199
Tax credit carryforward	905	869
Allowance for doubtful accounts	14	10

Total gross deferred tax assets	5,098	5,282

Less valuation allowance	(3,100)	(3,192	)**

Net deferred tax assets	1,998	2,090	**

Deferred tax liabilities:
Undistributed income of subsidiaries	(197)	(156	)**

Fixed assets - differences in depreciation	(737)	(721)

Total gross deferred tax liabilities	(934)	(877	)**

Net deferred tax assets	1,064	1,213